UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23323)

Procure ETF Trust II

(Exact name of registrant as specified in charter)

16 Firebush Road

Levittown, PA 19056

(Address of principal executive offices) (Zip code)

Andrew Chanin

16 Firebush Road, Levittown, PA 19056

(Name and address of agent for service)

1-866-690-3837

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Procure Space ETF
UFO (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Procure Space ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://procureetfs.com/ufo/. You can also request this information by contacting us at 1-866-690-3837.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Procure Space ETF	$113	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The fund is a pure-play space investment and is not a space and defense fund. The underlying index, the S-Network Space Index, has a concentration in satellite communications and imaging equipment, launch vehicle production, and global positioning software and equipment among other burgeoning space industries. The weighting of major defense companies in the index is limited to the percentage of their gross revenue derived from space projects and the index’s diversified (non pure-play) space company rules. The definition of “pure-play” space ETF is derived from the index methodology whereby 80% of the index is made up of companies who derived 50% or more of their revenue from space-related businesses while up to 20% of the index is comprised of companies that have less than 50% of their revenue generated by space-related business lines.
The performance of space companies varied over the last year with changes related to space technology and its importance in the overall communication and defense sector. The index consisted of 34 companies on November 1, 2024, and contained constituents from 6 major developed global equity markets (US, Japan, France, Italy, Canada and Netherlands). As of November 2025, the index contained 49 constituents across 9 global equity markets (South Korea, Isreal, and Sweden added during 2025).
The fund’s one-year share price return as of October 31, 2025, was 101.77%. Several holdings within the fund had excess returns over 200% and one security, Sky Perfect JSAT Corp, had price returns in excess of 1300% during this same time period. The 3 largest positive contributors to the index’s performance over the last year ending October 31, 2025 were, Sky Perfect JSAT Corp., Rocket Lab USA Inc., and EchoStar Corp. The 3 largest detractors from index performance over the last year ending October 31, 2025 were Firefly Aerospace Inc., Iridium Communications Inc., and SiriusXM Holdings Inc.
Military and defense strategy has put the space industry into focus on a global stage. Long-term projects such as Golden Dome, Artemis and potential Mars missions have brought renewed interest to the space investment industry.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Procure Space ETF	PAGE 1	TSR-AR-74280R205

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/10/2019)
Procure Space ETF NAV	100.75	14.58	8.07
S&P 500 TR	21.45	17.64	15.87
Wilshire 5000 Total Market Index	19.34	15.29	13.52
Visit https://procureetfs.com/ufo/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$152,592,950
Number of Holdings	48
Net Advisory Fee	$467,269
Portfolio Turnover	51%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
AST SpaceMobile, Inc.	9.0%
Planet Labs PBC	5.7%
Rocket Lab Corp.	5.6%
ViaSat, Inc.	5.4%
Globalstar, Inc.	5.1%
SES SA	4.8%
EchoStar Corp.	4.2%
Trimble, Inc.	4.2%
Sirius XM Holdings, Inc.	3.9%
Garmin Ltd.	3.8%

Top Sectors	(%)
Industrials	47.3%
Communication Services	36.3%
Information Technology	12.2%
Consumer Discretionary	3.8%
Materials	0.1%
Cash & Other	0.3%
*	Pecentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://procureetfs.com/ufo/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your ProcureAM, LLC documents not be householded, please contact ProcureAM, LLC at 1-866-690-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by ProcureAM, LLC or your financial intermediary.
Procure Space ETF	PAGE 2	TSR-AR-74280R205

(b)	Not Applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John L. Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant, Cohen & Company, Ltd, to perform audit services, audit-related services, tax services and/or other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. This includes the review of Federal 1120-RIC tax return, state returns, 8613 returns, and review of excise tax calculations. “Other services” refer to other services rendered by the Registrant’s principal accountant to the Registrant other than those reported under the “audit services”, “audit-related services”, and “tax services”. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/25	FYE 10/31/24
(a) Audit Fees	$16,000	$15,250
(b) Audit-Related Fees	None	None
(c) Tax Fees	$3,800	$3,700
(d) All Other Fees (Seed Audit)	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/25	FYE 10/31/24
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/25	FYE 10/31/24
Registrant	None	None
Registrant’s Investment Adviser	None	None

(h) Because no non-audit services were rendered, the audit committee of the registrant’s board of trustees did not consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Act. The following Independent Trustees of the registrant’s Board of Trustees serve as members of the registrant’s Audit Committee: James Brenner, John Jacobs and Erik Liik.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 (a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PROCURE SPACE ETFTM TICKER: UFO
Annual Report
October 31, 2025

Procure Space ETFTM
Schedule of Investments
October 31, 2025

	Shares	Value
COMMON STOCKS - 99.7%
Canada - 4.5%
Aerospace & Defense - 3.8%
MDA Space Ltd.(a)	295,633	$5,776,991
Diversified Telecommunication Services - 0.7%
Telesat Corp.(a)	36,496	1,105,464
Total Canada		6,882,455
France - 3.8%
Aerospace & Defense - 2.8%
Airbus SE	14,497	3,570,706
Thales SA	2,209	629,504
		4,200,210
Media - 1.0%
Eutelsat Communications SACA(a)(b)	408,847	1,583,197
Total France		5,783,407
Israel - 1.5%
Communications Equipment - 1.5%
Gilat Satellite Networks, Ltd.(a)(b)	163,353	2,366,985
Italy - 1.4%
Aerospace & Defense - 1.4%
Avio SpA(b)	38,684	1,676,575
Leonardo SpA	7,109	417,481
Total Italy		2,094,056
Japan - 5.1%
Aerospace & Defense - 1.7%
Astroscale Holdings, Inc.(a)	203,200	977,386
Institute for Q-shu Pioneers of Space, Inc.(a)	88,500	1,088,621
Ispace, Inc.(a)	184,451	577,102
		2,643,109
Media - 2.4%
Sky Perfect JSAT Holdings, Inc.	369,167	3,632,840
Professional Services - 1.0%
Synspective, Inc.(a)	102,000	626,348
Weathernews, Inc.	35,732	932,411
		1,558,759
Total Japan		7,834,708
Luxembourg - 4.8%
Media - 4.8%
SES SA	945,479	7,251,510
Netherlands - 0.7%
Software - 0.7%
TomTom NV(a)	166,557	1,004,456

	Shares	Value
South Korea - 0.5%
Aerospace & Defense - 0.1%
Lumir, Inc.(a)	22,475	$148,597
Communications Equipment - 0.4%
Intellian Technologies, Inc.	21,841	692,903
Total South Korea		841,500
Sweden - 0.4%
Diversified Telecommunication Services - 0.4%
Ovzon AB(a)	183,975	630,854
Switzerland - 3.8%
Household Durables - 3.8%
Garmin, Ltd.	27,353	5,851,901
United States - 73.2%(c)
Aerospace & Defense - 27.2%(c)
Boeing Co.(a)	14,994	3,014,094
Firefly Aerospace, Inc.(a)(b)	153,540	3,724,880
Intuitive Machines, Inc.(a)	304,841	3,636,753
Karman Holdings, Inc.(a)	11,866	999,592
L3Harris Technologies, Inc.	11,754	3,398,082
Lockheed Martin Corp.	7,007	3,446,603
Northrop Grumman Corp.	5,656	3,299,993
Redwire Corp.(a)(b)	291,584	2,294,766
Rocket Lab Corp.(a)	136,230	8,579,765
RTX Corp.	20,925	3,735,113
Satellogic, Inc.(a)(b)	138,939	265,374
Virgin Galactic Holdings, Inc.(a)(b)	162,397	639,844
Voyager Technologies, Inc. - Class A(a)(b)	144,819	4,428,565
		41,463,424
Chemicals - 0.1%
Solstice Advanced Materials, Inc.(a)	3,760	169,441
Communications Equipment - 5.4%
ViaSat, Inc.(a)	206,758	8,233,103
Diversified Telecommunication Services - 17.4%
AST SpaceMobile, Inc.(a)(b)	171,948	13,798,827
Globalstar, Inc.(a)(b)	142,480	7,752,337
Iridium Communications, Inc.	264,887	5,072,586
		26,623,750
Electronic Equipment, Instruments & Components - 4.2%
Trimble, Inc.(a)	79,633	6,350,732
Industrial Conglomerates - 2.0%
Honeywell International, Inc.	15,320	3,084,375

The accompanying notes are an integral part of these financial statements.

1

Procure Space ETFTM
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United States - (Continued)
Media - 9.6%
Comcast Corp. - Class A	77,667	$2,161,861
EchoStar Corp. - Class A(a)	85,638	6,411,717
Sirius XM Holdings, Inc.	277,096	6,010,212
		14,583,790
Professional Services - 7.3%
BlackSky Technology, Inc.(a)(b)	81,854	1,728,757
Planet Labs PBC(a)	642,023	8,635,209
Spire Global, Inc.(a)(b)	67,700	736,576
		11,100,542
Total United States		111,609,157
TOTAL COMMON STOCKS (Cost $122,361,225)		152,150,989

	Units
SHORT-TERM INVESTMENTS
Investments Purchased with Proceeds from Securities Lending - 11.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	17,544,320	17,544,320
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $17,544,320)		17,544,320

	Shares	Value
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 4.03%(d)	445,955	$445,955
TOTAL MONEY MARKET FUNDS (Cost $445,955)		445,955
TOTAL INVESTMENTS - 111.5% (Cost $140,351,500)		$170,141,264
Liabilities in Excess of Other Assets - (11.5)%		(17,548,314)
TOTAL NET ASSETS - 100.0%		$152,592,950

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $17,358,772.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Allocation of Portfolio Holdings by Country as of October 31, 2025
(% of Net Assets)
Japan	$7,834,708	5.1%
Luxembourg	7,251,510	4.8
Canada	6,882,455	4.5
Switzerland	5,851,901	3.8
France	5,783,407	3.8
Israel	2,366,985	1.5
Italy	2,094,056	1.4
Netherlands	1,004,456	0.7
South Korea	841,500	0.5
Sweden	630,854	0.4
United States	129,599,432	85.0
Liabilities in Excess of Other Assets	(17,548,314)	(11.5)
	$152,592,950	100.0%

The accompanying notes are an integral part of these financial statements.

2

Procure Space ETFTM
Schedule of Investments
October 31, 2025(Continued)

Sector Classification as of October 31, 2025
(% of Net Assets)
Industrials	$72,070,063	47.3%
Communication Services	55,411,405	36.3
Information Technology	18,648,179	12.2
Consumer Discretionary	5,851,901	3.8
Materials	169,441	0.1
Investments Purchased with Proceeds from Securities Lending	17,544,320	11.5
Money Market Funds	445,955	0.3
Liabilities in Excess of Other Assets	(17,548,314)	(11.5)
	$152,592,950	100.0%

The accompanying notes are an integral part of these financial statements.

3

Procure Space ETFTM
Statement of Assets and Liabilities
October 31, 2025

ASSETS:
Investments, at value	$170,141,264
Receivable for fund shares sold	452,200
Dividends receivable	35,075
Security lending income receivable	24,852
Dividend tax reclaims receivable	4,348
Receivable for investments sold	24
Total assets	170,657,763
LIABILITIES:
Payable upon return of securities loaned	17,544,320
Payable for investments purchased	468,240
Payable to adviser	36,486
Payable for capital shares redeemed	4,820
Payable for expenses and other liabilities	10,947
Total liabilities	18,064,813
NET ASSETS	$152,592,950
NET ASSETS CONSISTS OF:
Paid-in capital	$167,924,731
Total accumulated losses	(15,331,781)
Total net assets	$152,592,950
Net assets	$152,592,950
Shares issued and outstanding(a)	4,050,000
Net asset value per share	$37.68
COST:
Investments, at cost	$140,351,500
LOANED SECURITIES:
at value (included in investments)	$17,358,772

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

4

Procure Space ETFTM
Statement of Operations
For the Year Ended October 31, 2025

INVESTMENT INCOME:
Dividend income	$946,950
Less: Dividend withholding taxes	(62,324)
Securities lending income, net(1)	248,818
Total investment income	1,133,444
EXPENSES:
Investment advisory fee	553,779
Trustees’ fees	39,000
Compliance fees	27,000
Total expenses	619,779
Expense reimbursement by Adviser	(24,676)
Net expenses	595,103
NET INVESTMENT INCOME	538,341
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(9,947,922)
In-kind transactions	22,726,291
Foreign currency transactions	(30,356)
Net realized gain (loss)	12,748,013
Net change in unrealized appreciation (depreciation) on:
Investments	36,799,607
Foreign currency translation	(115)
Net change in unrealized appreciation (depreciation)	36,799,492
Net realized and unrealized gain (loss)	49,547,505
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,085,846

(1)	See note 4.
The accompanying notes are an integral part of these financial statements.

5

Procure Space ETFTM
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$538,341	$690,511
Net realized gain (loss)	12,748,013	(9,738,104)
Net change in unrealized appreciation (depreciation)	36,799,492	16,337,378
Net increase (decrease) in net assets from operations	50,085,846	7,289,785
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(733,271)	(505,948)
Total distributions to shareholders	(733,271)	(505,948)
CAPITAL TRANSACTIONS:
Shares sold	113,187,480	—
Shares redeemed	(44,662,905)	(6,635,988)
ETF transaction fees	3,230	—
Net increase (decrease) in net assets from capital transactions	68,527,805	(6,635,988)
NET INCREASE (DECREASE) IN NET ASSETS	117,880,380	147,849
NET ASSETS:
Beginning of the year	34,712,570	34,564,721
End of the year	$152,592,950	$34,712,570
SHARES TRANSACTIONS
Shares sold	3,825,000	—
Shares redeemed	(1,600,000)	(400,000)
Total increase (decrease) in shares outstanding	2,225,000	(400,000)

The accompanying notes are an integral part of these financial statements.

6

Procure Space ETFTM
Financial Highlights

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$19.02	$15.53	$20.51	$30.05	$20.85
INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.34	0.45	0.64	0.25
Net realized and unrealized gain (loss) on investments(b)	18.78	3.42	(4.98)	(9.57)	9.25
Total from investment operations	18.98	3.76	(4.53)	(8.93)	9.50
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.27)	(0.45)	(0.61)	(0.28)
Return of capital	—	—	—	—	(0.02)
Total distributions	(0.32)	(0.27)	(0.45)	(0.61)	(0.30)
ETF transaction fees per share	0.00(c)	—	—	—	—
Net asset value, end of year	$37.68	$19.02	$15.53	$20.51	$30.05
TOTAL RETURN	100.75%	24.19%	−22.40%	−29.94%	45.69%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$152,593	$34,713	$34,565	$61,028	$115,710
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.84%	0.94%	0.82%	0.81%	0.81%
After expense reimbursement/recoupment	0.81%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets (after advisory fees waived/reimbursed & securities lending credit)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	0.73%	2.02%	2.32%	2.69%	0.85%
Portfolio turnover rate(d)	51%	47%	43%	53%	52%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

ProcureAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025
NOTE 1 – ORGANIZATION
Procure Space ETFTM (“UFO”) (the “Fund”) is a non-diversified series of Procure ETF Trust II (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on December 19, 2017. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). UFO seeks investment results that correspond generally to the performance, before UFO’s fees and expenses, of an equity index called the “S-Network Space Index” (the “Underlying Index”) developed by S-Network Global Indexes (the “Index Provider”). UFO commenced operations on April 10, 2019.
The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.
Shares of the Fund are listed and traded on Nasdaq, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have they the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants pay fixed transaction fees to offset the transfer and other transaction costs associated with the issuance and redemption of Creation Units. The fixed transaction fee will be the same regardless of the number of Creation Units issued or redeemed by an investor. The fixed transaction fee charged by the Fund for each creation and redemption order is $500. Fixed transaction fees may be waived when the Advisor or Sub-Advisor believes that waiver of the fee is in the best interest of the Fund. An additional variable fee of up to four (4) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) for creations or (expressed as a percentage value of the Fund’s Securities) for redemptions may be imposed for (1) creations/redemption effected outside the Clearing Process and (2) cash creations/redemptions (to offset the Fund’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit/Fund’s Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit/Fund’s Securities to the account of the Fund or on its order. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 PM Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Money market funds are valued at NAV.

8

ProcureAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the valuation designee in accordance with rule 2a-5. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s designee. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2025, the Fund held no Level 3 securities.
As described above, the Fund utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table presents a summary of the Fund’s investments in securities, at fair value, as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$152,150,989	$—	$—	$152,150,989
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	17,544,320
Money Market Funds	445,955	—	—	445,955
Total Investments	$152,596,944	$—	$—	$170,141,264

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $17,544,320 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

9

ProcureAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2025 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of Pennsylvania, and the State of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
As of October 31, 2025, management has reviewed the tax positions for open years (for Federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are typically declared and paid for the Fund on a quarterly basis.  Net realized gains on securities for the Fund are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the year. Actual results could differ from those estimates.

G.
Share Valuation. NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of Shares outstanding for the Fund, rounded to the nearest cent. The Fund’s Shares will not be priced on the days on which the NYSE is closed for trading.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10

ProcureAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
NOTE 3 – PRINCIPAL RISKS
Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate and you could lose money by investing in the Fund. The Fund may not achieve their investment objective.
Aerospace and Defense Companies Risk – Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.
Communication Services Risk – Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.
Equity Securities Risk – The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Index Risk – Although the Fund follows a defined index rebalance schedule, the Index Provider could determine to suspend or delay a rebalance to a market event, during which time the Fund’s index tracking risk may be heightened and could negatively impact investors.
Foreign Securities Risk – The Underlying Indices contain equities listed in foreign markets. These securities markets are subject to various regulations, market trading times and contractual settlement dates. Market liquidity may also differ from the U.S. equity markets as many foreign market shares trade OTC and prices are not published to the official exchanges until after the trades are completed. In addition, where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. Consequently, this could lead to differences between the market price of the Fund’s shares and the value of the shares of its underlying portfolio holdings.
Index Construction Risk – A stock included in the Underlying Index may not exhibit the factor trait or provide specific factor exposure for which it was selected and consequently the Fund’s holdings may not exhibit returns consistent with that factor trait.
Issuer-Specific Changes Risk – The value of an individual security or type of security can be more volatile than the total market and can perform differently from the value of the total market. The value of securities of smaller issuers can be more volatile than that of larger issuers.
Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the total equity market. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended years of economic expansion.
Liquidity Risk – The Fund’s shares are subject to liquidity risk, which means that, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. Please also note that this adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. Further, the Underlying Index’s screening process requires that each component security has a three-month average

11

ProcureAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
trading volume minimum of $1,000,000 on the date of the Underlying Index’s semi-annual reconstitution date, therefore the number of stocks available to the Underlying Index may be negatively affected during stressed market conditions.
Market Price Risk – Shares are listed for trading on Nasdaq, Inc. and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value (“NAV”) and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain years, especially those of market volatility. The Investment Advisor cannot predict whether Shares will trade above (premium), below (discount) or at their NAV prices. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.
Natural Disaster/Epidemic Risk – Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.
Any public health emergency, including any emerging or reemergent epidemics (including, without limitation, outbreaks of coronavirus, influenza virus and ebola virus), or the threat thereof, could have a significant adverse impact on the Fund and the securities it holds, and could adversely affect the Fund’s ability to fulfill its investment objectives.
Beginning in late 2019, a novel and highly contagious form of coronavirus known as SARS-CoV-2 emerged, causing a disease referred to as COVID-19 or “coronavirus.” In March 2020, the World Health Organization declared the COVID-19 epidemic a “global pandemic,” meaning the disease was prevalent and spreading in multiple geographies. The COVID-19 pandemic has resulted in numerous deaths, adversely impacted global commercial activity and contributed to significant volatility in certain equity and debt markets. The global impact of the outbreak is rapidly evolving, and many countries have reacted to reduce or mitigate the spread of COVID-19 by implementing nonpharmaceutical intervention measures (“NPIs”), such as quarantines, prohibitions on travel and the closure of offices, businesses, schools, retail stores and other public venues. Businesses are also implementing similar NPIs, such as closures, contactless delivery and remote work. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity and are having a particularly adverse impact on transportation, hospitality, tourism, entertainment and other industries. As the COVID-19 pandemic continues and governments and businesses implement NPIs, the potential economic and social impacts are increasingly uncertain and difficult to assess, but may include global, regional or other economic recessions. Any future pandemics may have a similarly adverse impact on the economy and the Fund.
In addition, the operations of the Fund, the Advisor and the Fund’s other service providers may be significantly impacted, or even temporarily or permanently halted, because of government quarantine measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel.
Non-Correlation Risk – The Fund’s return may not match the return of the Underlying Index. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

12

ProcureAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
Non-Diversification Risk – The Fund is classified as “non-diversified.” This means that the Fund may invest in a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.
Passive Management Risk – Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.
Satellite Companies Concentration Risk – The Fund is considered to be concentrated in securities of companies that operate or utilize satellites which are subject to manufacturing delays, launch delays or failures, and operational and environmental risks (such as signal interference or space debris) that could limit their ability to utilize the satellites needed to deliver services to customers. Some companies that operate or utilize satellites do not carry commercial launch or orbit insurance for the full value of their satellites and could face significant impairment charges if the satellites experience full or partial failures. Rapid and significant technological changes in the satellite communications industry or in competing terrestrial industries may impair a company’s competitive position and require significant additional capital expenditures. There are also regulatory risks associated with the allocation of orbital positions and spectrum under the International Telecommunication Union (“ITU”) and the regulatory bodies in each of the countries in which companies provide service. In addition, the ground facilities used for controlling satellites or relaying data between Earth and the satellites may be subject to operational and environmental risks (such as natural disasters) or licensing and regulatory risks. If a company does not obtain or maintain regulatory authorizations for its satellites and associated ground facilities, it may not be able to operate its existing satellites or expand its operations.
Small and Mid-Capitalization Securities Risk – The Fund may be subject to the risk that small and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small and mid-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices and significantly lower trading volumes than securities issued by large, more established companies. Accordingly, it may be difficult for the Fund to sell small and mid-capitalization securities at a desired time or price. Small and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources. Small and mid-capitalization companies have more speculative prospects for future growth, sustained earnings and market share than large companies, and may be more vulnerable to adverse economic, market or industry developments than large capitalization companies.
Space Industry Risk – The exploration of space by private industry and the utilization of space assets is a business focused on the future and is witnessing new entrants into the market. This is a global event with a growing number of corporate participants looking to meet the future needs of a growing global population. Therefore, investments in the Fund will be riskier than traditional investments in established industry sectors and the growth of these companies may be slower and subject to setbacks as new technology advancements are made to expand into space.
Unidentified Aerial Phenomena (“UAP”) Risk – A UAP, formerly known as an “unidentified flying object” or “UFO”, is a flying object that looks or moves unlike any known aircraft used by the US or any foreign country. Recently, the US military has acknowledged the existence of UAPs and confirmed the authenticity of certain videos and images purporting to show UAPs. Given that currently there is no identification of these observed phenomena, it is possible that UAPs could create unintentional or deliberate operational, data security, “cyber” and other interference with the operation of satellites and other objects in space. Such activities could result in a significant adverse impact on the Fund’s securities, thereby causing the Fund’s investment in such portfolio securities to lose value and adversely affecting the Fund’s ability to fulfill its investment objectives.
NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.
Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and ProcureAM, LLC (the “Advisor”), the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.

13

ProcureAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
Under the Advisory Agreement, the Advisor agrees to pay all expenses of the Trust, except brokerage and other transaction expenses including taxes; legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder. For services provided to the Fund, the Fund pays the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets. Certain officers and an Interested Trustee of the Trust are affiliated with the Advisor. Those officers’ and Interested Trustee’s compensation is paid for by the Advisor.
Penserra Capital Management, LLC serves as the Sub-Advisor (the “Sub-Advisor”) to the Fund. The Sub-Advisor has overall responsibility for selecting and continuously monitoring the Fund’s investments. The Advisor compensates the Sub-Advisor for these services under a sub-advisory agreement between the two entities, which the fee is calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets of 0.05%, subject to a minimum annual fee of $40,000. The Advisor has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two entities. U.S. Bank National Association, an affiliate of U.S. Bank Global Fund Services, serves as the Fund’s custodian pursuant to a custody agreement. Foreside Financial Services, LLC, serves as the Fund’s distributor pursuant to a distribution agreement.
The Fund pays, in the aggregate, each Independent Trustee an annual fee of $12,000. The Chairmen of the Audit Committee, the Valuation Committee and the Nominating and Governance Committee each receive an additional annual fee of $1,000. In addition, the Independent Trustees are reimbursed for all reasonable travel expenses relating to their attendance at Board Meetings. The Fund paid Momentum57, the Fund’s CCO, $27,000 during the period November 1, 2024 to October 31, 2025. During the period ended October 31, 2025, the Advisor paid $24,676, in the aggregate, for Trustee and CCO fees on the Fund’s behalf, as a contractual waiver of its management fee. Such contractual waivers are not subject to recoupment by the Advisor.
For the period November 1, 2024 through February 28, 2025, the Fund had an expense limitation agreement (ELA) in place limiting the Fund’s expenses to 0.75% of the daily net assets of the Fund with all expenses above 0.75% shall be paid by the Advisor. The Board of Trustees approved to allow the Expense Limitation Agreement to expire on February 28, 2025.
Beginning March 1, 2025, the Fund began using Securities Lending income for the Fund’s expenses other than Advisory fees. The Fund offset $41,324 of allowable expenses during the year ending October 31, 2025.
NOTE 5 – DISTRIBUTION PLAN
The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of the Fund’s daily average net assets. For the period ended October 31, 2025 the Fund did not incur any 12b-1 expenses.
NOTE 6 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended October 31, 2025:

	Purchases	Sales
Procure Space ETFTM	$42,884,282	$37,908,880

14

ProcureAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended October 31, 2025:

	Purchases In-Kind	Sales In-Kind
Procure Space ETFTM	$107,860,083	$44,657,691

There were no purchases or sales of U.S. Government obligations for the period ended October 31, 2025.
During the period ended October 31, 2025, the Fund paid $0 brokerage commissions on trades of securities to Penserra Securities, LLC, an affiliate of the Sub-Adviser.
NOTE 7 – SECURITIES LENDING
The Fund may lend up to 33 1∕3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (the “Custodian”). The securities lending agreement requires that loans are always collateralized in an amount equal to at least 102% of the value of any domestic loaned securities or 105% of the value of any foreign securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earned interest on the cash collateral. The amount of fees depends on various factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations either directly on behalf of the Fund or through one or more joint accounts, money market funds, or short-term bond funds, including those advised by or affiliated with the Advisor; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. Other investment companies, in which the Fund may invest cash collateral, can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund, and which may be received in full or in part by the Advisor. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a fund’s pro rata share of the fees and expenses incurred by other investment companies in which the Fund invests (as disclosed in the Prospectus, as applicable). The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. The net income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Fund’s Statement of Operations. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

15

ProcureAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
As of October 31, 2025, the value of the securities on loan and payable for collateral due to broker were as follows:
Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received
Procure Space ETFTM	$17,358,772	$17,544,320

NOTE 8 – FEDERAL INCOME TAXES
The components of distributable earnings/(accumulated deficit) and cost basis of investments for federal income tax purposes at October 31, 2025 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Procure Space ETFTM	$149,105,508	$40,698,468	$(19,663,809)	$21,034,659

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Other Accumulated (Loss)	Net Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
Procure Space ETFTM	$ —	$ —	$(36,366,440)	$21,034,659	$(15,331,781)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales and partnership adjustments.
As of October 31, 2025, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryover ST	Capital Loss Carryover LT	Expires
Procure Space ETFTM	$14,810,022	$21,556,418	Indefinite

Under current tax law, late-year ordinary losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund deferred $0 of late-year ordinary losses for the tax year ending October 31, 2025.
U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications relate to redemptions in-kind and distributions in excess and have no effect on net assets or net asset value per share.
For the fiscal year ended October 31, 2025, the following table shows the reclassifications made:

	Total Distributable Earnings (Loss)	Paid in Capital
Procure Space ETFTM	$(21,008,605)	$21,008,605

The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2024, and the year ended October 31, 2025 as follows:

	Year Ended October 31, 2025		Year Ended October 31, 2024
	From Ordinary Income	From Return of Capital	From Ordinary Income	From Return of Capital
Procure Space ETFTM	$733,271	$ —	$505,948	$ —

16

ProcureAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
NOTE 9 – SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other events or transactions that occurred during the period subsequent to the end of the current period that materially impacted the amounts or disclosures in the Fund’s financial statements through the date the financial statements were issue.

17

ProcureAM ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Procure Space ETF
and Board of Trustees of Procure ETF Trust II
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Procure ETF Trust II comprising Procure Space ETF (the “Fund”) as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2018.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 30, 2025

18

ProcureAM ETFs
FEDERAL TAX INFORMATION
Qualified Dividend Income/Dividends Received Deduction
For the fiscal period/year ended October 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
UFO	75.39%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period/year ended October 31, 2025 was as follows:

Fund Name	Qualified Dividend Income
UFO	55.43%

19

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in, or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Each current Independent Trustee is paid an annual retainer of $13,000, $12,000 for serving as a trustee and $1,000 for serving as chair of a committee, for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.

Independent Trustee fees are paid by the adviser to each series of the Trust through the applicable adviser’s unitary management fee, and not by the Fund. Annual Trustee fees may be reviewed periodically and changed by the Board.

The Trust does not have a bonus, profit sharing, pension or retirement plan.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

At a board meeting held on December 18, 2024, the Board of Trustees (the “Trustees” or the “Board”) of Procure ETF Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and ProcureAM, LLC (the “Adviser”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”) with respect to the Procure Space ETF (the “Fund”). The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Funds in light of the extent and quality of the services to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

At the meeting, the Trustees discussed with counsel to the Trust and their fiduciary duties under the 1940 Act in reviewing the Fund Advisory Agreements and their obligation to obtain and review information relevant and necessary to their consideration of the Fund Advisory Agreements. The Trustees received a memorandum summarizing the duties of the Trustees under, and the fiduciary standards established by, the 1940 Act and applicable state law, legislative and regulatory guidance, and judicial precedent with respect to evaluating the reasonableness of fees and interpretation of the applicable fiduciary standards.

To assist the Board in its evaluation of the Fund Advisory Agreements, the Independent Trustees received a separate written report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub-Adviser to the Fund (including the relevant personnel responsible for these services and their experience); the fee rate or management fee rate payable by the Fund as compared to fees charged to a relevant group of other exchange-traded funds (“ETFs”) and mutual funds constituting the Fund’s peer group (“peer group”) and the compensation to be received by the Sub-Adviser from the Adviser; the performance of the Fund as compared to its underlying index, benchmark indexes and its peer group; the nature of the Fund’s unitary fee arrangement with the Adviser pursuant to which the Adviser pays all ordinary expenses of the Trust and the Fund; the termination in February 2025 of the Adviser’s expense limitation agreement that had limited the Fund’s expense ratio; the sources of funding available to the Adviser necessary to support the Adviser’s unitary fee obligations; the expenses of the Fund as compared to its peer group; the nature of the expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Adviser, the Adviser’s parent entity and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; the cost associated with providing the Fund and Board with directors and officer insurance, errors and omissions insurance, cyber liability insurance, and fidelity bond coverages; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with counsel to the Trust to discuss the information provided by the Adviser and the Sub-Adviser. The Trustees also considered their personal experiences as trustees of other ETFs and investment companies and as participants in the ETF and mutual fund industry, as applicable. In their deliberations, the Trustees considered the factors summarized below, and in approving the continuance of the Fund Advisory Agreements with respect to the Fund, the Trustees did not identify any single factor, or information provided with respect to any single factor, as controlling. The consideration of the Advisory Agreement and Sub-Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

Nature, Extent and of Quality of Services

The Board received information on and considered the division of responsibility of services to be provided by the Adviser and the Sub-Adviser, including the fact that portfolio management will be conducted by the Sub-Adviser with respect to rebalancing and reconstitution of the Fund’s portfolio upon the periodic rebalancing and reconstitution of the Fund’s underlying index and that the Adviser oversees the design and maintenance of the Fund’s underlying index. The Trustees also considered the overall reputation and capabilities of the Adviser and its investment professionals, the Adviser’s commitment to providing high quality services to the Fund as well as prior fund series of the Trust, the Trustees’ overall confidence in the Adviser’s integrity and responsiveness to Trustee concerns, the Adviser’s integrity as reflected in its adherence to compliance practices, and the Adviser’s willingness and initiative in implementing changes designed to improve services to the Fund. The Board reviewed the experience and resources that the Sub-Adviser had in managing strategies like those of the Fund, including information regarding the education and experience of management and investment personnel. With respect to the Sub-Adviser, the Trustees considered the Sub-Adviser’s specialized role in sub-advising third party exchange-traded funds and acting as a passive manager in that capacity. With respect to fees and expenses, the Trustees also considered difference in how services are delivered to ETFs and investor and market expectations concerning appropriate and competitive levels of total expense ratios for ETFs, as well as investor preferences for intraday liquidity offered by ETFs and the expansion of distribution channels for ETFs.

The Board determined that the Fund would likely benefit from the services and resources available from the Adviser and the Sub-Adviser, in respect of their responsibilities. In particular, they noted the extensive experience of the Sub-Adviser’s management personnel in developing and administering strategies that would be utilized by the Fund, as well as the performance history of the Sub-Adviser since its inception.

Fund Performances, Advisory Fees and Expenses

The Board considered comprehensive data and information comparing the performance, advisory fees and expense ratios of the Fund and its peer group. The Trustees considered that they receive from the Adviser and review on a regular basis over the course of the year, data regarding the Funds’ performance, including information about the Fund’s performance in comparison to its peers, underlying index and benchmarks, and analyses by the Adviser and Sub-Adviser of the Fund’s performance. The Trustees compared the Fund’s performance, advisory fee and expenses with its peer group, and considered the differences between the Fund and funds in the peer group and whether the funds in the peer group were ETFs or mutual funds. The Trustees considered the size of the Fund in comparison to its peers, including whether the peer funds were part of a larger fund complex.

Although the Board determined that the Fund was distinct in ways from its peer group of ETFs and mutual funds, the Board determined that the advisory fees charged and overall expenses of the Fund were competitive and in line with the related universe of funds. In light of the nature, quality, and extent of services provided by the Adviser and Sub-Adviser, the costs incurred by the Adviser and Sub- Adviser in rendering those services, and the Trust operating cost support provided by the Adviser to cover Fund expenses due to the Fund having had low levels of assets under management (“AUM”), the Board concluded that the level of fees paid to the Adviser and Sub-Adviser with respect to the Fund were fair and reasonable.

The Trustees Considered the following Fund-specific factors:

Procure Space ETF

The Fund’s annual advisory fee (gross of waivers) was slightly above the median advisory fee charged to comparable ETFs in the peer group (all of which are passively managed funds), and annual total expenses paid by the Fund (net of fee waivers) were slightly above the peer group median. With respect to the performance results, the Fund’s annualized total return for the one-year period was below the peer group median and the return of the FT Wilshire 5000 Total Return Index, its benchmark index. The Fund’s annualized total return for the three-year period was below the peer group median return but below the benchmark index. The Fund’s annualized total return for the five-year period was above the peer group median return and below the benchmark index return.

Costs of Services and Profitability

The Trustees considered the financial information provided by the Adviser, including the profitability of the Fund to the Adviser, the Adviser’s profitability in general and the firm’s retention of key personnel. The Trustees noted that the Adviser had waived a portion of its advisory fee for the Fund in 2024, the expense limitation agreement was terminating in February 2025, and the Adviser’s net advisory fee was zero in 2024 due to payment obligations of the Adviser under the unitary fee arrangement and expense limitation agreement. The Trustees also observed that the Adviser pays the Sub-Adviser’s sub-advisory fee out of the Adviser’s advisory fee and considered the relative levels and types of services provided by the Adviser and Sub-Adviser.

After considering information relating to the financial condition of the Adviser and Sub-Adviser, the funding commitments by the Adviser’s parent entity and its principals to the Adviser, as well as the expected fees and operating costs relating to the management of the Fund, the Board determined that each of the Adviser and Sub-Adviser would be capable of continuing to provide services to the Fund. The Board further determined that the advisory fee payable to the Adviser was not excessive under the unitary fee arrangement notwithstanding the Adviser’s lack of profitability relative to the Fund at the Fund’s present AUM levels.

Brokerage and Portfolios Transactions

The Board was presented with materials and a thorough discussion of the brokerage practices of the Adviser. The Adviser and Sub-Adviser reviewed their execution policies and the Sub-Adviser discussed its policies and procedures for allocating brokerage. The Independent Trustees determined the brokerage policies of both the Adviser and Sub-Adviser would benefit the Fund.

The Board determined that brokerage and portfolio transaction execution services were acceptable and demonstrated adherence to the principles of best execution.

Possible conflicts of interest

The Board considered the experience and ability of the advisory personnel assigned to the Fund, soft-dollar arrangements and the brokerage policies of the Adviser (including a discussion of the execution policies of the Adviser), and the substance and administration of the Codes of Ethics of the Trust, the Adviser and the Sub-Adviser. The Board determined that the personnel and compliance policies of the Trust, Adviser and Sub-Adviser were each well designed to monitor and address conflicts of interest.

Economies of Scale

The Trustees considered whether the Fund would realize any economies of scale. They noted that the Fund’s asset levels were too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as the Fund’s assets grew.

Conclusion

Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, unanimously concluded that the nature, overall quality, and extent of the management and oversight services provided by the Adviser and Sub-Adviser to the Fund was satisfactory; the compensation payable to the Adviser and the Sub-Adviser pursuant to each Fund’s Advisory Agreement and Sub-Advisory Agreement, respectively, was fair and reasonable in light of the nature and quality of the services the Adviser and Sub-Adviser provides to the Fund; and the continuance of the Advisory Agreement and Sub-Advisory Agreement would be in the best interests of the Fund and its shareholders, and accordingly, approved the continuance of the Advisory Agreement and Sub-Advisory Agreement, respectively, through December 31, 2025.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-ended investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-ended investment companies and ETFs.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Procure ETF Trust II

By:	/s/ Andrew Chanin
Andrew Chanin
President/Principal Executive Officer

Date:	January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Chanin
Andrew Chanin
President/Principal Executive Officer

Date:	January 9, 2026

By:	/s/ Adrienne Binik-Chanin
Adrienne Binik-Chanin
Chief Financial Officer

Date:	January 9, 2026